CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,625,780	¥ 11,287,789	¥ 2,452,359
Restricted cash	91,512	635,366	266,403
Accounts receivable, net of allowance for doubtful accounts of RMB536 and RMB5,124 at December 31, 2015 and 2016, respectively	28,490	197,803	58,494
Inventories	4,891	33,959	15,720
Advances to suppliers	93,139	646,666	347,680
Prepayments and other current assets	54,595	379,055	211,724
Amounts due from related parties	778	5,400	85,740
Total current assets	1,899,185	13,186,038	3,438,120
Investments in equity investees	77,369	537,175	377,431
Property and equipment, net	585,563	4,065,562	1,752,586
Land use rights, net	187,652	1,302,869	821,131
Goodwill	598,749	4,157,111	4,091,219
Deferred tax assets	15,704	109,030	81,006
Other non-current assets	6,619	45,953	20,730
TOTAL ASSETS	3,370,841	23,403,738	10,582,223
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Short-term bank borrowing	64,813	450,000	300,000
Accounts payable	91,664	636,422	294,199
Advances from customers	33,087	229,724	298,865
Income tax payable	60,249	418,310	301,932
Amounts due to related parties	18,929	131,425	103,267
Acquisition consideration payable			87,766
Other current liabilities	238,601	1,656,590	1,264,914
Total current liabilities	507,343	3,522,471	2,650,943
Deferred tax liabilities	18,799	130,520	85,059
TOTAL LIABILITIES	526,142	3,652,991	2,736,002
Commitments and contingencies (Note 15)
Shareholders' equity
Ordinary shares (US$0.0001 par value; 10,000,000,000 ordinary shares authorized as of December 31, 2015 and 2016; 600,000,000 ordinary shares issued and outstanding as of December 31, 2015; 525,306,440 Class A ordinary shares issued and 514,464,604 Class A ordinary shares outstanding as of December 31, 2016; 206,100,000 Class B ordinary shares issued and outstanding as of December 31, 2016)	68	471	390
Additional paid-in capital	2,295,867	15,940,206	4,281,321
Retained earnings	505,503	3,509,707	1,589,420
Accumulated other comprehensive (loss)/gain	42,438	294,649	(13,749)
ZTO Express (Cayman) Inc. shareholders' equity	2,843,876	19,745,033	5,857,382
Noncontrolling interests	823	5,714	11,984
Total Equity	2,844,699	19,750,747	5,869,366
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	$ 3,370,841	¥ 23,403,738	10,582,223
Series A convertible redeemable preferred shares
Mezzanine equity:
Series A convertible redeemable preferred shares (US$0.0001 par value; 30,079,918 and nil shares authorized, issued and outstanding as of December 31, 2015 and 2016, respectively)			¥ 1,976,855